Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Dec. 29, 2017	Sep. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014
Gotham Absolute Return Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 192,853		$ 146,618		$ 123,782		$ 126,505		$ 108,811		$ 113,499		$ 112,365			$ 105,408			$ 96,032			$ 93,104		$ 100,000
Gotham Enhanced Return Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 267,145		184,835		147,244		160,109		126,342		135,574		133,187			116,028			99,998			92,434		100,000
Gotham Neutral Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 131,554		106,796		94,463		85,145		83,957		94,555		93,641			93,458			90,535			90,681		100,000
Gotham Index Plus Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 336,523		246,467		196,195		217,921		171,838		158,910		161,348			132,832			107,774			92,800	$ 100,000
Gotham Index Plus Fund - Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares
Account Value	$ 22,261	$ 20,528	16,352	$ 14,991	13,051	$ 15,861	14,522	$ 13,438	11,490	$ 8,936	10,645	$ 10,223	10,836	$ 9,814	$ 10,000
Gotham Large Value Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 273,511	258,306	216,378	212,618	186,591	223,326	204,663	194,130	156,433	125,460	156,373	149,431	151,662	137,684		127,519	$ 119,945		108,700	$ 103,600	$ 100,000
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 29,733	27,019	22,119	20,931	18,113	22,189	20,642	19,152	16,360	12,709	14,668	13,894	14,178	12,584		11,530	10,630	$ 10,000
Gotham Hedged Core Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 54,349	50,299	41,983	41,464	36,465	42,914	39,797	37,635	34,741	29,405	32,291	31,278	32,015	29,959		28,350	27,050		25,000
Gotham Defensive Long 500 Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 52,641	49,032	40,770	38,994	34,734	39,740	35,961	34,620	33,097	29,257	35,983	34,077	34,669	31,650		29,275	27,750		25,000
Gotham Total Return Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 198,490		155,056		133,828		145,252		129,499		138,561		137,129			118,488			102,301			93,300	100,000
Gotham Enhanced 500 Plus Fund - Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Account Value	$ 70,515	64,863	53,078	49,487	43,080	51,923	46,981	44,516	38,335	30,815	36,527	34,894	35,539	32,237		29,650	27,850		25,000
S&P 500® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Total Return Index
Account Value	$ 351,173	22,148	257,549	17,052	211,770	18,480	250,533	15,980	192,710	10,221	167,357	10,987	160,529	10,034	$ 10,000	136,145	118,752	$ 10,000	114,765	$ 101,348	$ 100,000	99,405	100,000	100,000
HFRX Equity Hedge Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 140,940	$ 34,885	126,571	$ 31,813	120,628	$ 32,503	123,433	$ 29,841	104,838	$ 24,088	105,249	$ 26,598	106,743	$ 28,038		104,861	$ 25,878		97,171			97,048	$ 100,000	100,000
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Account Value	$ 117,767		$ 111,674		$ 106,894		$ 106,239		$ 106,165		$ 105,009		$ 102,563			$ 100,957			$ 100,299			$ 100,025		$ 100,000